Federated Equity Funds

Federated Clover Value Fund

Federated Government Income Securities, Inc.

Federated High Income Bond Fund, Inc.

Federated Income Securities Trust

Federated Fund for U.S. Government Securities

Federated MDT Series

Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Growth Fund

Federated Municipal Securities Income Trust

Federated Municipal High Yield Advantage fund

Federated Municipal Securities Fund, Inc.

Money Market Obligations Trust

Liberty U.S. Government Money Market Trust

for purposes of this supplement, class b shares and class c shares of the above-named funds are included

SUPPLEMENT TO Current prospectuses

Under the heading entitled “Payments to Financial Intermediaries,” please delete the last sentence under “RULE 12b-1 FEES” and replace it with the following:

“In addition, in connection with the sale of Class B and Class C Shares, Federated and its subsidiaries make advance commission payments (effective March 1, 2010, for Class B Shares) to financial intermediaries and in return may receive Rule 12b-1 fees and contingent deferred sales loads for the Class B and Class C Shares. Federated and its subsidiaries may benefit or sustain losses from such arrangements. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.”

February 26, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450241 (2/10)

Federated Equity Funds

Federated Clover Value Fund

Federated Government Income Securities, Inc.

Federated High Income Bond Fund, Inc.

Federated Income Securities Trust

Federated Fund for U.S. Government Securities

Federated MDT Series

Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Growth Fund

Federated Municipal Securities Income Trust

Federated Municipal High Yield Advantage fund

Federated Municipal Securities Fund, Inc.

Money Market Obligations Trust

Liberty U.S. Government Money Market Trust

for purposes of this supplement, class b shares and class c shares of the above-named funds are included

SUPPLEMENT TO Current prospectuses

Under the heading entitled “Payments to Financial Intermediaries,” please delete the last sentence under “RULE 12b-1 FEES” and replace it with the following:

“In addition, in connection with the sale of Class B and Class C Shares, Federated and its subsidiaries make advance commission payments (effective March 1, 2010, for Class B Shares) to financial intermediaries and in return may receive Rule 12b-1 fees and contingent deferred sales loads for the Class B and Class C Shares. Federated and its subsidiaries may benefit or sustain losses from such arrangements. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.”

February 26, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450241 (2/10)